SCHEDULE OF DEFERRED SHARE UNIT PLAN HAVE BEEN GRANTED (Details) - Deferred share unit plan [member]	3 Months Ended
Mar. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Beginning balance, shares	200,000
Number of DSUs granted during the period	122,901
Ending balance, shares	322,901